9 Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of related parties

The table below summarizes the balances and transactions with related parties:

	2019	2018
Assets
Trade receivables (a)	557	-
Credits with shareholders (b)	-	1,598
	557	1,598
Current	557	-
Non-current	-	1,598

Other income	2019	2018	2017
IESVAP (c)	-	252	543
IPTAN (c)	-	882	2,097
UEPC (a)	557	-	-
	557	1,134	2,640
Lease
RVL Esteves Gestão Imobiliária S.A.	10,417	9,655	9,264
UNIVAÇO Patrimonial Ltda.	2,816	2,625	2,549
IESVAP Patrimonial Ltda.	2,609	1,274	-
	15,842	13,554	11,813

(a)    Refers to sales of educational content from Medcel to UEPC recorded in trade receivables

(b)    Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services. These amounts have been paid in 2019.

(c)    Refers to share services and corporate expenses provided by Afya Brazil to IPTAN and IESVAP for the periods prior to their acquisition on April 26, 2018 recorded in the consolidated statements of income.

Schedule of key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2019	2018	2017

Short-term employee benefits	4,947	2,681	2,103
Share-based compensation plans	13,893	2,161	-
	18,840	4,842	2,103